Consolidated Balance Sheets (Parentheticals) (USD $)	Oct. 31, 2011	Oct. 31, 2010
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	5,600	5,600
Preferred stock, liquidation preference (in Dollars per share)	$ 140,000	$ 140,000
Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	200,000,000	200,000,000
Common stock, shares issued (in Shares)	92,141,492	74,809,683
Common stock, shares held in Treasury (in Shares)	11,694,720	11,694,720
Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	15,252,212	15,256,543
Common stock, shares held in Treasury (in Shares)	691,748	691,748